Derivative Financial Instruments (Summary of Notional and Fair Value Amounts of Credit Derivatives) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2018	Mar. 31, 2017
Credit protection written
Credit Derivatives [Line Items]
Notional amount	¥ 1,302	¥ 1,844
Fair value	19	22
Credit protection written | Investment grade
Credit Derivatives [Line Items]
Notional amount	1,105	1,546
Fair value	15	21
Credit protection written | Non-investment grade
Credit Derivatives [Line Items]
Notional amount	197	298
Fair value	4	1
Credit protection purchased
Credit Derivatives [Line Items]
Notional amount	1,541	1,994
Fair value	¥ (22)	¥ (23)